Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments - additional disclosure [abstract]
Disclosure of financial assets and financial liabilities
		2021

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities

Cash and cash equivalents [1]	16	10 397	2 010

Time deposits and short-term investments with original maturity more than 90 days	16	12 965

Trade receivables	15	8 005

Other receivables and current assets	17	793

Marketable securities - debt securities	16		2 741

Long-term financial investments - equity securities	13		1 195	468

Long-term financial investments - debt securities	13		34

Long-term financial investments - fund investments	13			366

Long-term loans, advances, security deposits and other long-term receivables	13	332

Associated companies at fair value through profit and loss				192

Derivative financial instruments	16			105

Contingent consideration receivables	13			641

Total financial assets		32 492	5 980	1 772

Interest-bearing accounts of employees payable on demand	21	1 814

Bank and other short-term financial debt	21	899

Commercial paper	21	893

Straight bonds	19	25 296

Long-term liabilities to banks and other financial institutions	19	227

Trade payables		5 553

Commitment for repurchase of own shares	18/22	2 809

Contingent consideration liabilities (see Note 20/22) and other financial liabilities				1 094

Derivative financial instruments	21			68

Lease liabilities	10				1 896

Total financial liabilities		37 491		1 162	1 896

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less
		2020

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities

Cash and cash equivalents	16	9 658

Time deposits and short-term investments with original maturity more than 90 days	16	1 609

Trade receivables	15	8 217

Other receivables and current assets	17	963

Marketable securities - debt securities	16		26

Long-term financial investments - equity securities	13		1 111	466

Long-term financial investments - debt securities	13		36

Long-term financial investments - fund investments	13			366

Long-term loans, advances, security deposits and other long-term receivables	13	297

Associated companies at fair value through profit and loss				211

Derivative financial instruments	16			159

Contingent consideration receivables	13			625

Total financial assets		20 744	1 173	1 827

Interest-bearing accounts of employees payable on demand	21	2 085

Bank and other short-term financial debt	21	976

Commercial paper	21	4 258

Straight bonds	19	28 298

Long-term liabilities to banks and other financial institutions	19	233

Trade payables		5 403

Commitment for repurchase of own shares	18/22	1 769

Contingent consideration liabilities (see Note 20/22) and other financial liabilities				1 069

Derivative financial instruments	21			194

Lease liabilities	10				2 005

Total financial liabilities		43 022		1 263	2 005

Derivative financial instruments
	Contract or underlying principal amount		Positive fair values		Negative fair values

(USD millions)	2021	2020	2021	2020	2021	2020

Forward foreign exchange rate contracts	13 248	13 679	92	151	-35	-165

Commodity purchase contract	17	11	13	8

Options on equity securities	82	70			-33	-29

Total derivative financial instruments included in marketable securities and in current financial debts	13 347	13 760	105	159	-68	-194

Contract or underlying principal amount the derivative financial instruments, by currency
	2021

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 485	5 158	6 605	13 248

Commodity purchase contract		17		17

Options on equity securities		82		82

Total derivative financial instruments	1 485	5 257	6 605	13 347

	2020

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	2 432	6 376	4 871	13 679

Commodity purchase contract		11		11

Options on equity securities		70		70

Total derivative financial instruments	2 432	6 457	4 871	13 760

Fair value by hierarchy
	2021

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Debt securities [1]	2 010			2 010

Cash and cash equivalents	2 010			2 010

Marketable securities - debt securities	2 719	22		2 741

Total marketable securities	2 719	22		2 741

Derivative financial instruments		105		105

Total marketable securities and derivative financial instruments	2 719	127		2 846

Debt and equity securities	1 080		617	1 697

Fund investments	28		338	366

Contingent consideration receivables			641	641

Total long-term financial investments	1 108		1 596	2 704

Associated companies at fair value through profit and loss			192	192

Financial liabilities
Contingent consideration payables			-1 075	-1 075

Other financial liabilities			-19	-19

Derivative financial instruments		-68		-68

Total financial liabilities at fair value		-68	-1 094	-1 162

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less
	2020

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Debt securities		26		26

Total marketable securities		26		26

Derivative financial instruments		159		159

Total marketable securities and derivative financial instruments		185		185

Debt and equity securities	1 153		460	1 613

Fund investments	30		336	366

Contingent consideration receivables			625	625

Total long-term financial investments	1 183		1 421	2 604

Associated companies at fair value through profit and loss			211	211

Financial liabilities
Contingent consideration payables			-1 046	-1 046

Other financial liabilities			-23	-23

Derivative financial instruments		-194		-194

Total financial liabilities at fair value		-194	-1 069	-1 263

Reconciliation of changes in fair value measurement
	2021

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables

January 1	211	366	460	625	-1 046

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	2	70	69	124	182

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-26	-8	-13	-44	-189

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects	-2	-1	51	-22	22

Purchases	34	12	137		-88

Cash receipts and payments				-42	44

Disposals	-27	-71	-43

Reclassification		-30	-44

December 31	192	338	617	641	-1 075

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2021	-24	62	56	80	-7

	2020

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	186	233	581	399	-1 036	-29

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	57	151	34	173	206

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-18	-8	-39		-90	-3

Fair value adjustments recognized in the consolidated statement of comprehensive income	4	3	33	40	-62	-2

Purchases	24	17	123	43	-123

Cash receipts and payments				-30	63	11

Disposals	-23	-61	-109

Reclassification	-19	31	-163		-4

December 31	211	366	460	625	-1 046	-23

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2020	39	143	-5	173	116	-3

Equity securities measured at fair value through other comprehensive income
(USD millions)	2021	2020

Listed equity securities	888	862

Non-listed equity securities	307	249

Total equity securities	1 195	1 111

Monitoring of net debt or liquidity based on contractual maturities
	2021

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	11	14 585	1 088	4	18	15 706

Commodities					111	111

Derivative financial instruments	21	64	7		13	105

Cash and cash equivalents	7 406	5 001				12 407

Total current financial assets	7 438	19 650	1 095	4	142	28 329

Non-current liabilities
Financial debt				-8 464	-14 438	-22 902

Financial debt - undiscounted				-8 490	-14 587	-23 077

Total non-current financial debt				-8 464	-14 438	-22 902

Current liabilities
Financial debt	-2 780	-521	-2 926			-6 227

Financial debt - undiscounted	-2 780	-521	-2 928			-6 229

Derivative financial instruments	-50	-16	-2			-68

Total current financial debt	-2 830	-537	-2 928			-6 295

Net debt	4 608	19 113	-1 833	-8 460	-14 296	-868

	2020

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days	13	1 571	25	5	21	1 635

Commodities					111	111

Derivative financial instruments and accrued interest	38	110	4	4	3	159

Cash and cash equivalents	8 558	1 100				9 658

Total current financial assets	8 609	2 781	29	9	135	11 563

Non-current liabilities
Financial debt				-10 621	-15 638	-26 259

Financial debt - undiscounted				-10 661	-15 802	-26 463

Total non-current financial debt				-10 621	-15 638	-26 259

Current liabilities
Financial debt	-4 195	-2 218	-3 178			-9 591

Financial debt - undiscounted	-4 195	-2 219	-3 179			-9 593

Derivative financial instruments	-93	-84	-17			-194

Total current financial debt	-4 288	-2 302	-3 195			-9 785

Net debt	4 321	479	-3 166	-10 612	-15 503	-24 481

Derivative financial instruments and accrued interest on derivative financial instruments
	2021

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-843	-5 482	-461	-6 786

Potential inflows in various currencies - from financial derivative assets	847	5 516	457	6 820

	2020

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	-930	-4 096	-719	-5 745

Potential inflows in various currencies - from financial derivative assets	904	4 114	710	5 728

Other contractual liabilities of the net debt or liquidity
	2021

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	-82	-445	-1 628	-3 908	-6 063

Lease liabilities	-78	-197	-639	-982	-1 896

Trade payables	-5 373	-180			-5 553

Commitment for repurchase of own shares	-2 809				-2 809

Contingent consideration liabilities	-54	-65	-517	-439	-1 075

	2020

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	-82	-468	-1 846	-4 251	-6 647

Lease liabilities	-77	-209	-692	-1 027	-2 005

Trade payables	-5 239	-164			-5 403

Commitment for repurchase of own shares	-1 769				-1 769

Contingent consideration liabilities	-24	-38	-639	-345	-1 046

Potential impact on the consolidated income statement due to increase (decrease) in currency exchange rates
(USD millions)	2021	2020

5% increase in currency exchange rates against USD	3	5

5% decrease in currency exchange rates against USD	-3	-5

Potential impact on the consolidated equity due to increase (decrease) in currency exchange rates
(USD millions)	2021	2020

5% increase in currency exchange rates against USD	99	108

5% decrease in currency exchange rates against USD	-104	-114

Potential impact on the consolidated income statement due to increase (decrease) in equity prices
(USD millions)	2021	2020

15% increase in equity prices	154	156

15% decrease in equity prices	-154	-156

Potential impact on the consolidated equity due to increase (decrease) in equity prices
(USD millions)	2021	2020

15% increase in equity prices	179	167

15% decrease in equity prices	-179	-167